PROPERTY, PLANT AND EQUIPMENT (Tables)	6 Months Ended
Dec. 31, 2024
PROPERTY, PLANT AND EQUIPMENT [Abstract]
Property, Plant and Equipment
	Plant and equipment US$	Right-of-use assets US$	Total US$
December 31, 2024
Carrying amount at July 1, 2024	6,188,697	1,585,115	7,773,812
Additions	5,884,582	2,924,314	8,808,896
Depreciation	(256,919)	(397,122)	(654,041)
Carrying amount at December 31, 2024	11,816,360	4,112,307	15,928,667
- at cost	12,332,678	5,407,386	17,740,064
- accumulated depreciation and impairment	(516,318)	(1,295,079)	(1,811,397)

June 30, 2024
Carrying amount at July 1, 2023	2,822,765	1,167,018	3,989,783
Additions	5,745,871	939,196	6,685,067
Disposals	(2,056,437)	-	(2,056,437)
Impairment	(198,750)	-	(198,750)
Depreciation	(124,752)	(521,099)	(645,851)
Carrying amount at June 30, 2024	6,188,697	1,585,115	7,773,812
- at cost	6,508,437	2,483,072	8,991,509
- accumulated depreciation and impairment	(319,740)	(897,957)	(1,217,697)